Federated Income Securities Trust

Federated Capital Income Fund
Federated Muni and Stock Advantage Fund

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

Effective immediately, John L. Nichol, CFA, no longer serves as a portfolio manager of the above-named funds. Accordingly, please remove all references to Mr. Nichol.

Linda Bakhshian, CA and CPA, Jerome D. Conner, CFA, Todd A. Abraham, CFA, Mark Durbiano, CFA and Ihab Salib will continue as portfolio managers of Federated Capital Income Fund as described in the Prospectus.

Linda Bakhshian, CA and CPA, R.J. Gallo, CFA, and Ann Ferentino, CFA will continue as portfolio managers of Federated Muni and Stock Advantage Fund and will continue to manage its portfolio as described in the Prospectus.

November 25, 2019

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

50337 (11/19)

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2019 ©Federated Investors, Inc.